--------------------------------------------------------------------------------
                                                            600 FIFTH AVENUE
BACK BAY FUNDS, INC.                                        NEW YORK, NY 10020
                                                            (212) 830-5220
================================================================================

Dear Shareholder:

With U.S. GDP growth on track to post an 'above trend" 4% pace through the first part of 1999 (spurred by continued strong consumer spending, as well as from rebounding US and global manufacturing activity), investors backed away from the fixed income market, pushing Treasury yields another 35-55 basis points higher across the yield curve by the end of the second quarter. Year-to-date, Treasury yields have risen by 88-110 basis points, with the worst damage occurring in intermediate maturities. By late June (but before the FOMC meeting), investors had priced into the market as many as three 25 basis point Fed tightenings by the end of 1999. Uncertainty in the Treasury market flowed over in to the spread market, pushing swap spreads back towards the wides of last fall. This, combined with record new issuance supply in the agency, mortgage, corporate and yankee sectors thus far this year, caused non-Treasury spreads to widen sharply in May and June, exacerbating the negative performance in these sectors during the second quarter. However, investors got some modest relief from the Federal Reserve at the June FOMC meeting when the Fed chose to raise the Fed Funds rate by (the widely anticipated) 25 basis points, but to switch from a tightening bias to an asymmetric bias - indicating that the Federal Reserve intends to take a more "gradualist" approach to monetary policy, so long as inflation remains benign.

On a duration-neutral basis, corporates and mortgages underperformed Treasuries by 27 basis points in the second quarter, while Agencies underperformed by only 5 basis points. However, on an absolute (non-duration adjusted) basis, corporates significantly underperformed all other broad fixed income sectors due to their longer relative duration, with industrials performing worst among the corporate sectors and single "A" securities performing worst among the different quality sectors. Yankee securities, and in particular, Asian Yankees, and financial service companies were among the best performing investment grade corporate bond sectors. "BB" rated higher yield securities held in relatively better than their investment grade counterparts, but significantly underperformed lower quality (single "B" and below) high yield securities. The emerging market sector also performed very well, despite a sharp down draft in May, extending its YTD gains.

The portfolio underperformed the benchmark index during the second quarter due to its longer than index duration and its greater than market exposure to corporate spread product. In particular, its exposure to long duration telecom, cable and media holdings, as well as certain longer-dated industrial credits (sectors which performed very strongly during the first quarter), hurt the relative performance of the portfolio as the liquidity and supply-related widening in credit spreads exacerbated the adverse price performance from the back-up in Treasury rates. In contrast, our exposure to certain Asian Yankees as well as to lower grade, more cyclical credits (including energy, manufacturing and forest products companies) helped the portfolio's relative performance during the quarter as general economic conditions in the US and overseas improved. In addition, our allocation to Canadian pay securities contributed to our overall performance due to the 3% appreciation of the currency on the quarter and the superior spread performance versus U.S. Treasury over the period. The portfolio's maturity structure is relatively barbelled, with an underweight position in short-to-intermediate securities and an overweight position in spread product maturing beyond 7 years. This reflects our belief that the interest rates are likely to be range bound over the next several months, and that spread product supply will diminish in the fourth quarter. We expect this to create a favorable backdrop for spread product performance during the second half of the year.

Sincerely,

\s\Edgar M. Reed

Edgar M. Reed
Executive Vice President and Chief Investment Officer
Back Bay Advisors, L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1999
(UNAUDITED)
================================================================================

                                                                                             Face              Value
                                                                                            Amount*           (Note 1)
                                                                                            -------            ------
Foreign Non-Convertible Corporate Bonds (28.97%)
------------------------------------------------------------------------------------------------------------------------------------
 Cable/Media (1.43%)
 Multicanal, SA, 13.125%, 04/15/09                                                           700,000       $   661,500
                                                                                                           -----------

 Finance & Banking (6.21%)
 Merita Bank, 7.500%, due 12/29/49                                                         1,000,000           988,217
 Merita Bank, 7.150%, due 12/29/49                                                           800,000           760,000
 PDVSA Finance, 8.750%, due 02/15/04                                                         750,000           755,625
 PDVSA Finance, 6.650%, due 02/15/06                                                         420,000           367,500
                                                                                                           -----------
                                                                                                             2,871,342
                                                                                                           -----------
 Forest Products (2.59%)
 Abitibi Consolidated, 6.950%, due 04/01/08                                                1,000,000           963,750
 Abitibi Consolidated, 7.500%, due 04/01/28                                                  250,000           235,313
                                                                                                           -----------
                                                                                                             1,199,063
                                                                                                           -----------
 Government (17.38%)
 Endesa Chile, 8.500%, due 04/01/09                                                          890,000           894,450
 Government of Canada, 7.500%, due 12/01/03                                                1,096,000 CAD       804,737
 Government of Canada, 10.250%, due 03/15/14                                               1,200,000 CAD     1,201,424
 Gulf of Canada, 8.375%, due 11/15/05                                                        350,000           352,188
 Gulf of Canada, 8.350%, due 08/01/06                                                        225,000           225,281
 Malaysia, 8.750%, due 06/01/09                                                              500,000           504,940
 Providence of Ontario, 4.875%, due 06/02/04                                               1,237,000 CAD       811,925
 Republic of Argentina - Warrants, 0.000%, due 12/03/99                                          500             4,562
 Republic of Argentina - Warrants, 0.000%, due 02/25/00                                          355             2,529
 Republic of Columbia, 7.625%, due 02/15/07                                                1,225,000           927,937
 Republic of Korea - Global Notes, 8.875%, due 04/15/08                                      785,000           824,250
 Republic of Panama, 8.875%, due 09/30/27                                                    985,000           856,950
 Republic of Panama, 9.375%, due 04/01/29                                                    175,000           172,156
 YPF Sociedad Anonima, 9.125%, due 02/24/09                                                  435,000           455,663
                                                                                                           -----------
                                                                                                             8,038,992
                                                                                                           -----------
 Oil & Gas Production (1.36%)
 Petro Mexicano (Pemex), 9.150%, due 11/15/18                                                150,000           145,313
 Petro Mexicano (Pemex), 9.500%, due 09/15/27                                                520,000           483,600
                                                                                                           -----------
                                                                                                               628,913
                                                                                                           -----------
 Total Foreign Non-Convertible Corporate Bonds (Cost $13,687,382)                                          $13,399,810
                                                                                                           -----------

--------------------------------------------------------------------------------
                         See Notes To Financial Statements

--------------------------------------------------------------------------------




================================================================================

                                                                                             Face              Value
                                                                                            Amount*           (Note 1)
                                                                                            -------            ------
Domestic Non-Convertible Corporate Bonds (53.09%)
------------------------------------------------------------------------------------------------------------------------------------
 Banking (7.20%)
 Bankers Trust Preferred Capital Trust II, 7.875%, due 02/25/27                            1,000,000       $   988,750
 Lehman Brothers Holding, 6.125%, due 07/15/03                                               500,000           485,625
 Mellon Capital I, 7.720%, due 12/01/26                                                    1,000,000           998,750
 Paine Webber Group, 6.375%, due 05/15/04                                                    350,000           343,438
 State Street Institution Trust, 7.940%, due 12/30/26                                        500,000           515,000
                                                                                                           -----------
                                                                                                             3,331,563
                                                                                                           -----------
 Cable/Media (7.64%)
 Cablevision Systems Corporation, 7.875%, due 12/15/07                                       800,000           823,000
 Cablevision Systems Corporation, 7.875%, due 02/15/18                                       300,000           303,000
 Comcast Cable Communications, 9.125%, due 10/15/06                                          490,000           524,912
 Comcast Cable Communications, 9.500%, due 05/01/07                                        1,000,000         1,121,250
 Comcast Cable Communications, 8.875%, due 05/01/17                                          650,000           760,500
                                                                                                           -----------
                                                                                                             3,532,662
                                                                                                           -----------
 Electric Utilities (10.44%)
 Arizona Public Service (PVNGS II), 8.000%, due 12/30/15                                     600,000           641,250
 Calenergy Co Inc., 7.230%, due 09/15/05                                                     800,000           810,000
 Calenergy Co Inc., 7.630%, due 10/15/07                                                     400,000           411,500
 Calenergy Co Inc., 7.520%, due 09/15/08                                                     400,000           409,000
 Cleveland Electric (Beaver Valley), 9.000%, due 06/01/17                                    750,000           832,500
 CE Generating (Project Finance 144A), 7.416%, due 12/15/18                                  150,000           147,829
 East Coast Power, 7.066%, due 03/11/12                                                      500,000           480,000
 East Coast Power, 7.536%, due 06/30/17                                                      170,000           164,050
 Texas Utility Electric Capital Trust Prefund, 8.175%, due 01/30/37                          900,000           931,500
                                                                                                           -----------
                                                                                                             4,827,629
                                                                                                           -----------
 Industrial (10.60%)
 American Standard, 7.375%, due 04/15/05                                                     445,000           429,425
 Aramark, 7.000%, due 07/15/06                                                               475,000           468,469
 Federated Department Stores, 6.790%, due 07/15/27                                           365,000           368,194
 Ford Holdings, Inc., 9.300%, due 03/01/30                                                   900,000         1,113,750
 Ford Motor Company, 8.900%, due 01/15/32                                                    200,000           238,750
 Great Atlantic & Pacific Tea Company, 7.750, due 04/15/07                                   835,000           819,344
 J.C. Penney Co., Inc., 9.750%, due 06/15/21                                                 280,000           306,250
 Norfolk Southern Corporation, 7.050%, due 05/01/37                                          900,000           914,625
 Union Pacific Resources, 7.950%, due 04/15/29                                               245,000           242,550
                                                                                                           -----------
                                                                                                             4,901,357
                                                                                                           -----------

--------------------------------------------------------------------------------
                         See Notes To Financial Statements

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1999
(UNAUDITED)
================================================================================

                                                                                             Face              Value
                                                                                            Amount*           (Note 1)
                                                                                            -------            ------
Domestic Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 Manufacturing (Containers) (2.35%)
 Owens Illinois, 7.800%, due 05/15/18                                                      1,150,000       $ 1,088,187
                                                                                                           -----------

 Media/Entertainment (6.61%)
 News America, 10.125%, due 10/15/12                                                         600,000           674,250
 News America, 8.000%, due 10/17/16                                                        1,150,000         1,203,188
 Time Warner, 9.125%, due 01/15/13                                                         1,000,000         1,180,000
                                                                                                           -----------
                                                                                                             3,057,438
                                                                                                           -----------
 Telephone (8.25%)
 AT&T Corporation, 8.625%, due 12/01/31                                                      300,000           325,875
 KPN Qwest, 8.125%, due 06/01/09                                                             785,000           780,094
 MCI Communications Corporation, 7.125%, due 06/15/27                                      1,970,000         2,004,475
 SK Telecom, 7.750%, due 04/29/04                                                            180,000           174,825
 Sprint, 6.900%, due 05/01/19                                                                550,000           527,313
                                                                                                           -----------
                                                                                                             3,812,582
                                                                                                           -----------

 Total Domestic Non-Convertible Corporate Bonds (Cost $25,123,566)                                         $24,551,418
                                                                                                           -----------

U.S. Government Agencies (13.13%)
------------------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corporation, 5.000%, 01/15/04                                  1,280,000         1,221,594
 Federal National Mortgage Association, 6.000%, 05/15/08                                   1,000,000           985,000
 Federal National Mortgage Association, 7.000%, 10/01/28                                     870,390           870,929
 Government National Mortgage Association, 8.000%, 09/15/26                                  680,281           706,853
 Government National Mortgage Association, 7.500%, 12/15/27                                  660,516           675,378
 Government National Mortgage Association, 7.000%, 05/15/28                                  619,565           619,565
 Government National Mortgage Association, 7.000%, 06/15/28                                  441,159           441,159
 Government National Mortgage Association, 6.500%, 10/15/28                                  563,642           549,725
                                                                                                           -----------
Total U.S. Government Agencies (Cost $ 6,218,853)                                                          $ 6,070,203
                                                                                                           -----------
U.S. Government Obligations (6.19%)
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Note, 5.250%, 08/15/03                                                      1,650,000         1,623,699
 U.S. Treasury Note, 6.500%, 08/15/05                                                        386,000           400,112
 U.S. Treasury Note, 4.750%, 11/15/08                                                        900,000           837,279
                                                                                                           -----------
Total U.S. Government Obligations (Cost $ 2,923,038)                                                       $ 2,861,090
                                                                                                           -----------

--------------------------------------------------------------------------------
                         See Notes To Financial Statements

--------------------------------------------------------------------------------




================================================================================

                                                                                             Face              Value
                                                                                            Amount*           (Note 1)
                                                                                            -------            ------
Short-Term Investments (3.76%)
Commercial Paper (3.76%)
------------------------------------------------------------------------------------------------------------------------------------
 American Express Corporation, 4.650%, 06/1/99                                             1,741,000       $  1,741,000
                                                                                                           ------------
 Total Short Term Investments (Cost $1,741,000)                                                            $  1,741,000
                                                                                                           ------------
 Total Investments (105.14%) (Cost $49,693,839+)                                                             48,623,521
 Liabilities In Excess of Cash and Other Assets (-5.14%)                                                   (  2,376,770)
                                                                                                           ------------
 Net Assets (100.00%)                                                                                      $ 46,246,751
                                                                                                           ============

 +   Aggregate cost for federal income tax purposes is identical.
     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $258,412 and $1,328,730 respectively.

 *   Securities denominated in U.S. dollars unless otherwise indicated.

 CURRENCY ABBREVIATIONS:
           CAD-Canada


















--------------------------------------------------------------------------------
                         See Notes To Financial Statements

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999
(UNAUDITED)
================================================================================

ASSETS

 Investments in securities at value (Cost $49,693,839).................................   $    48,623,521
 Receivables:
     Securities sold...................................................................         1,938,985
     Dividends and interest............................................................           790,843
 Due from Manager......................................................................            32,474
 Deferred organization expenses........................................................            32,994
                                                                                           --------------
           Total assets................................................................        51,418,817
                                                                                           --------------

LIABILITIES

 Payables:
     Due to Custodian..................................................................         2,334,947
     Securities purchased..............................................................         2,740,656
     Dividends.........................................................................            41,582
 Accrued expenses and other liabilities................................................            54,881
                                                                                           --------------
           Total liabilities...........................................................         5,172,066
                                                                                           --------------
 Net Assets............................................................................   $    46,246,751
                                                                                           ==============

 Net asset value, offering and redemption price per share:
 Class A shares, 4,735,914 shares outstanding..........................................   $          9.76
                                                                                           ==============
 Class B shares,       104 shares outstanding..........................................   $          9.76
                                                                                           ==============
 Class C shares,       104 shares outstanding..........................................   $          9.76
                                                                                           ==============






--------------------------------------------------------------------------------
                         See Notes To Financial Statements

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1999
(UNAUDITED)
================================================================================

INVESTMENT INCOME
 Income:
    Interest..........................................................................   $      1,558,155
                                                                                          ---------------
 Expenses: (Note 2)
    Investment management fee.........................................................             82,379
    Administration fee................................................................             48,000
    Shareholder servicing fee (Class B)...............................................                  1
    Shareholder servicing fee (Class C)...............................................                  1
    Custodian expenses................................................................              8,386
    Shareholder servicing and related shareholder expenses............................             13,905
    Legal, compliance and filing fees.................................................             50,422
    Audit and accounting..............................................................             11,000
    Directors' fees...................................................................              3,025
    Amortization of organization costs................................................              4,619
    Miscellaneous.....................................................................              1,304
                                                                                          ---------------
       Total expenses.................................................................            223,042
          Less:
              Expenses paid indirectly................................................   (             44)
              Fees waived and expenses reimbursed.....................................   (        128,876)
                                                                                          ---------------
       Net expenses...................................................................             94,122
                                                                                          ---------------
 Net investment income................................................................          1,464,033
                                                                                          ---------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments..............................................   (        261,842)
                                                                                          ---------------
 Net unrealized appreciation (depreciation) on:
    Investments.......................................................................   (      1,575,481)
    Translation of assets and liabilities denominated in foreign currencies...........              1,468
                                                                                          ---------------
 Net unrealized appreciation (depreciation)...........................................   (      1,574,013)
                                                                                          ---------------
    Net realized and unrealized gain..................................................   (      1,835,855)
                                                                                          ---------------
 Net decrease in net assets resulting from operations.................................  $(        371,822)
                                                                                          ===============

--------------------------------------------------------------------------------
                         See Notes To Financial Statements

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                     Six Months
                                                                        Ended               December 22, 1997
                                                                    May 31, 1999         (Commencement of Sales)
                                                                     (Unaudited)          to November 30, 1998
                                                                      ---------           --------------------

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income...................................      $      1,464,033           $     1,674,059
    Net realized gain.......................................      (        261,842)                  649,056
    Net unrealized appreciation (depreciation)..............      (      1,574,013)                  504,776
                                                                   ---------------            --------------
    Increase (decrease) in net assets from operations.......      (        371,822)                2,827,891

 Dividends to shareholders from:
    Net investment income:
       Class A..............................................      (     1,463,971)           (     1,673,943)
       Class B..............................................      (            31)           (            58)
       Class C..............................................      (            31)           (            58)

 Distributions to shareholders from:
    Net realized gain (loss) on investments:
       Class A..............................................      (       649,243)                       -0-
       Class B..............................................      (            17)                       -0-
       Class C..............................................      (            17)                       -0-

 Capital share transactions (Note 3)
       Class A..............................................             7,628,842                39,847,135
       Class B..............................................                   -0-                        37
       Class C..............................................                   -0-                        37
                                                                   ---------------            --------------
    Total increase (decrease)...............................             5,143,710                41,001,041
 Net assets:
    Beginning of period.....................................            41,103,041                   102,000
                                                                   ---------------            --------------
    End of period...........................................      $     46,246,751           $    41,103,041
                                                                   ===============            ==============



--------------------------------------------------------------------------------
                         See Notes To Financial Statements

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Back Bay Funds, Inc. (the "Fund") is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return by investing primarily in higher quality, fixed and floating-rate debt instruments. The generation of income is a secondary objective. The Portfolio has three classes of stock authorized, Class A, Class B and Class C. The Class A shares of the Portfolio are available to corporate, institutional and individual investors ("Institutional Investors") and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. The Class B shares of the Portfolio are subject to a service fee pursuant to the Portfolio"s Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class B shareholders for which they receive compensation from the Manager or the Distributor. The Class C shares of the Portfolio are available to qualified retirement plan clients of life insurance companies ("Insurance Company Investors") and, as are the Class B shares, the Class C shares are subject to a service fee pursuant to the Portfolio's 12b-1 Plan and either are sold directly to Insurance Company Investors or are sold through financial intermediaries who provide servicing to Class C shareholders for which they receive compensation from the Manager or Distributor. Unlike the Class B and Class C shares, the Class A shares are not subject to a service fee. In all other respects, the Class A, Class B and Class C shares represent the same interest in the income and assets of the Portfolio.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). All other securities for which market prices are not readily available are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined most likely on the basis of the factors listed above. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

     b) Foreign Currency Translation -
     Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Portfolio purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

     Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates of foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies. (Continued)

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -
     Dividends from investment income are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e) Organization Costs -
     Organization expenses are being deferred and amortized on a staight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

     f) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     g) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine in a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Portfolio pays an investment management fee to Back Bay Advisors, L.P. (the "Manager") equal to .35% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Agreement, the Portfolio pays to Reich & Tang Asset Management L.P. (the "Administrator") an annual fee equal to .15% of the Portfolio's average net assets up to $100 million, .125% of the next $150 million of such assets, .10% of the next $250 million of such assets and .075% of such assets over $500 million, with a minimum monthly fee of $8,000.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Portfolio and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement (with respect to the Class B and Class C shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Portfolio with respect only to Class B and Class C shares, a service fee equal to .25% per annum of the average daily net assets.

--------------------------------------------------------------------------------

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================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)
The Manager and the Administrator at their discretion may voluntarily waive all or a portion of the Management Fees and Administration Fees and to voluntarily reimburse the Portfolio's other operating expenses to the extent necessary to maintain the Total Portfolio Operating Expenses at not more than .40%, .65% and
 .80% of the Portfolio's average net assets with respect to the Class A, B and C shares, respectively.

During the period ended May 31, 1999, the Manager and the Distributor voluntarily waived investment management fees and Shareholder servicing fees of $82,379 and $2, respectively, and reimbursed other operating expenses of $46,495.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $44. Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $12,500 paid to Reich & Tang Services, L.P. an affiliate of the Administrator as servicing agent for the Fund.

3. Capital Stock.
At May 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $47,578,051. Transactions in capital stock were as follows:

                                                   Six Months                             December 22, 1997
                                                     Ended                           (Commencement of Sales) to
                                                  May 31, 1999                            November 30, 1998
                                       --------------------------------          ------------------------------------
                                         Shares                  Amount              Shares                Amount
                                         ------                  ------              ------                ------
 Class A
 -------
 Sold................................     1,004,463       $    10,135,939             4,723,139      $     47,413,044
 Issued on reinvestment of dividends.       169,325             1,702,493               137,847             1,398,689
 Redeemed............................ (     421,093)      (     4,209,590)      (       887,767)     (      8,964,598)
                                       ------------        --------------        --------------       ---------------
 Net increase (decrease).............       752,695             7,628,842             3,973,219      $     39,847,135
                                       ============        ==============        ==============       ===============
 Class B
 -------
 Sold................................        --                    --                  --                    --
 Issued on reinvestment of dividends.        --                    --                         4                    37
 Redeemed............................        --                    --                  --                    --
                                       ------------        --------------        --------------       ---------------
 Net increase (decrease).............       -0-                   -0-                         4                    37
                                       ============        ==============        ==============       ===============
 Class C
 -------
 Sold................................        --                    --                  --                    --
 Issued on reinvestment of dividends.        --                    --                         4                    37
 Redeemed............................        --                    --                  --                    --
                                       ------------        --------------        --------------       ---------------
 Net increase (decrease).............       -0-                   -0-                         4                    37
                                       ============        ==============        ==============       ===============


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

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDTED)
================================================================================
4. Investment Transactions.
Purchases and sales of investment securities, other than short-term investments, totaled $46,005,212 and $35,436,599, respectively. Accumulated undistributed net realized losses on May 31, 1999 amounted $262,063.

5. Financial Highlights.

                                                                             CLASS A
                                                         --------------------------------------------
                                                         Six Months
                                                            Ended               December 22, 1997
                                                         May 31, 1999      (Commencement of Sales) to
                                                         (Unaudited)            November 30, 1998
                                                          ---------             -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..................    $ 10.32                   $ 10.00
                                                           ---------                 ---------
 Income from investment operations:
    Net investment income..............................       0.31                      0.59
 Net realized and unrealized
    gains (losses) on investment.......................    (  0.42)                     0.32
                                                           ---------                 ---------
 Total from investment operations......................       0.05                      0.91
                                                           ---------                 ---------
 Less distributions:
    Dividends from net investment income...............    (  0.31)                  (  0.59)
    Distributions from net realized gains..............    (  0.14)                    --
                                                           ---------                 ---------
 Total distributions...................................    (  0.61)                  (  0.59)
                                                           ---------                 ---------
 Net asset value, end of period........................    $  9.76                   $ 10.32
                                                           =========                 =========
 Total Return (not annualized).........................    (   .88%)                    9.42%
 Ratios/Supplemental Data
 Net assets, end of period (000).......................    $ 46,245                  $  41,101
 Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)+......       0.40%*                    0.41%*
    Net investment income..............................       6.22%*                    6.22%*
    Management and shareholder servicing fees waived...       0.35%*                    0.35%*
    Expenses reimbursed................................       0.20%*                    0.58%*
    Expense offsets....................................       0.00%                     0.01%*
    Portfolio turnover rate............................      77.53%                   220.55%

    *    Annualized
    +    Includes expense offsets.





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--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights. (Continued)

                                                                  CLASS B                                  CLASS C
                                                    ---------------------------------------   --------------------------------------
                                                    Six Months                                Six  Months
                                                       Ended          December 22, 1997          Ended         December 22, 1997
                                                   May 31, 1999  (Commencement of Sales) to  May 31, 1999 (Commencement of Sales) to
                                                    (Unaudited)        November 30, 1998      (Unaudited)      November 30, 1998
                                                     ---------         -----------------       ---------       -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..............  $  10.32              $  10.00              $ 10.32             $ 10.00
                                                     ---------             ---------             --------            --------
 Income from investment operations:
    Net investment income..........................      0.30                  0.56                 0.30                0.56
 Net realized and unrealized
    gains (losses) on investment...................  (   0.39 )                0.32              (  0.39 )              0.32
                                                     ---------             ---------             --------            --------
 Total from investment operations..................      0.07                  0.88                 0.07                0.88
                                                     ---------             ---------             --------            --------
 Less distributions:
    Dividends from net investment income...........  (   0.30 )            (   0.56 )            (  0.30 )           (  0.56 )
    Distributions from net realized gains..........  (   0.17 )               --                 (  0.17 )             --
                                                     ---------             ---------             --------            --------
 Total distribution................................  (   0.63 )            (   0.56 )            (  0.63 )           (  0.56 )
                                                     ---------             ---------             --------            --------
 Net asset value, end of period....................  $   9.76              $  10.32              $  9.76             $ 10.32
                                                     =========             =========             ========            ========
 Total Return (not annualized).....................  (   1.03%)                9.09%             (  1.03%)              9.09%
 Ratios/Supplemental Data
 Net assets, end of period (000)...................  $      1               $     1               $    1             $     1
 Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)+..      0.72%*                0.66%*               0.72%*              0.66%*
    Net investment income..........................      5.91%*                5.91%*               5.91%*              5.91%*
    Management and shareholder
        servicing fees waived......................      0.35%*                0.60%*               0.35%*              0.60%*
    Expenses reimbursed............................      0.20%*                0.58%*               0.20%*              0.58%*
    Expense offsets................................      0.00%*                0.01%*               0.00%*              0.01%*
    Portfolio turnover rate........................     77.53%               220.55%               77.53%              220.55%


*    Annualized
+    Includes expense offsets.

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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------





















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                                         BACK BAY
                                        FUNDS, INC.


                                   TOTAL RETURN BOND FUND






                                        May 31, 1999
                                     Semi-Annual Report








                                      [GRAPHIC OMITTED]
                                   Back Bay Advisors, L.P.
                                   -----------------------





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